Gain/(Loss) on Fair Value Changes of Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Gain/(Loss) on Fair Value Changes of Derivative Financial Instruments
10	GAIN/(LOSS) ON FAIR VALUE CHANGES OF DERIVATIVE FINANCIAL INSTRUMENTS

	2018	2017	2016
	RMB million	RMB million	RMB million
Interest rate swap contracts	—	—	2
Forward foreign exchange contracts (note 25)	311	(311)	—

	311	(311)	2